Income and expenses - Share-based payment arrangements (Details) - Ferroglobe PLC Equity Incentive Plan											12 Months Ended
	Sep. 22, 2022 USD ($) Y $ / shares	Sep. 09, 2021 USD ($) Y $ / shares	Dec. 16, 2020 USD ($) $ / shares	Mar. 13, 2019 USD ($) $ / shares	Jun. 14, 2018 USD ($) $ / shares	Mar. 21, 2018 USD ($) $ / shares	Jun. 20, 2017 USD ($) $ / shares	Jun. 01, 2017 USD ($) $ / shares	Nov. 24, 2016 USD ($) $ / shares	May 29, 2016 $ / shares	Dec. 31, 2022 USD ($) EquityInstruments Y $ / shares	Dec. 31, 2021 USD ($) EquityInstruments Y $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											3,801,706	4,359,436
Percentage of cumulative earnings before interest and tax (EBIT)											40.00%
Percentage of net cash flow											40.00%
Percentage of total shareholder return (TSR) relative to a comparator group, vesting condition											20.00%
Number of options with no performance obligations											44,650	71,608
Number of options with performance conditions											3,757,056	4,287,828
Weighted average fair value of share options granted	$ 8.53	$ 8.83									$ 8.53	$ 8.83
Grant date share price | $ / shares	$ 5.76	$ 8.57
Exercise price | $ / shares	$ 0	$ 0.01								$ 0		$ 0.01
Expected volatility	94.28%	104.75%
Option life | Y	3.00	2.31									8.33	8.37
Risk-free interest rate	4.12%	0.28%
Performance period remaining at grant date	3 years	2 years 3 months 21 days									3 years
Company TSR at grant date	(27.20%)
Median comparator group TSR at grant date	10.50%
Share based compensation expense											$ 5,836,000	$ 3,627,000
Weighted average share price at the date of exercise for stock options exercised | $ / shares											$ 6.46	$ 5.28
Grand date of September 22, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											848,710
Weighted average fair value of share options granted	$ 8.53
Exercise price | $ / shares
Grant date of September 9, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											1,255,824	1,307,934
Weighted average fair value of share options granted		$ 8.83
Exercise price | $ / shares
Grant date of December 16, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											1,352,788	1,411,271
Weighted average fair value of share options granted			$ 1.23
Exercise price | $ / shares
Grant date of March 13, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											136,682	1,184,441
Weighted average fair value of share options granted				$ 2.69
Exercise price | $ / shares
Grant date of June 14, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											44,650	70,774
Weighted average fair value of share options granted					$ 9.34
Exercise price | $ / shares
Grant date of March 21, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											52,819	136,434
Weighted average fair value of share options granted						$ 22.56
Exercise price | $ / shares
Grant date of June 20, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share options granted							$ 15.90
Exercise price | $ / shares
Grant date of June 1, 2017 two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments												834
Weighted average fair value of share options granted								$ 10.96
Exercise price | $ / shares
Grant date of June 1, 2017 one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											77,712	168,469
Weighted average fair value of share options granted								$ 16.77
Exercise price | $ / shares
Grant date of November 24, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											32,521	79,279
Weighted average fair value of share options granted									$ 16.66
Exercise price | $ / shares
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent											0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent											200.00%